Stockholder's Equity - Summary of Restricted Share Activity (Detail) - Restricted Stock Awards - $ / shares	4 Months Ended	6 Months Ended
	Dec. 31, 2014	Jun. 30, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning Balance, Number of Shares		4,533,000
Granted, Number of Shares	4,944,000
Vested, Number of Shares	(411,000)	(634,000)
Ending Balance, Number of Shares	4,533,000	3,899,000
Vested, Number of Shares	411,000	1,044,000
Beginning Balance, Weighted-Average Grant Date Fair Value		$ 0.002
Granted, Weighted-Average Grant Date Fair Value	$ 0.002
Ending Balance, Weighted-Average Grant Date Fair Value	0.002	0.004
Vested, Weighted-Average Grant Date Fair Value	$ 0.002	$ 0.003